Retirement Benefit and Other Post-retirement Obligations - Summary of Changes in Values of Plan Assets and Liabilities (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Disclosure of net defined benefit (liability) asset [line items]
Opening fair value of plan assets	£ 3,167
Interest on plan assets	(143)	£ (153)	£ (80)
Interest on plan liabilities	122	127	71
Closing fair value of plan assets	3,011	3,167
Fair value of plan assets [member]
Disclosure of net defined benefit (liability) asset [line items]
Opening fair value of plan assets	3,167	3,192
Exchange differences	(2)	(6)
Interest on plan assets	143	153
Return on plan assets excluding interest	(143)	(43)
Contributions by employer	9	15
Contributions by employees	7	7
Benefits paid	(154)	(149)
Settlements	(16)	(2)
Closing fair value of plan assets	3,011	3,167	3,192
Present value of defined benefit obligation [member]
Disclosure of net defined benefit (liability) asset [line items]
Opening defined benefit obligation	(2,683)	(2,637)
Exchange differences	0	6
Current service cost	(19)	(18)
Past service cost	(13)	0
Administration expenses	(8)	(8)
Interest on plan liabilities	(121)	(127)
Actuarial losses – experience	(53)	(63)
Actuarial gains – demographic	38	52
Actuarial (losses)/gains – financial	162	(32)
Contributions by employees	(7)	(7)
Benefits paid	154	149
Settlements	16	2
Closing defined benefit obligation	(2,534)	(2,683)	(2,637)
UK Group plan [member]
Disclosure of net defined benefit (liability) asset [line items]
Opening fair value of plan assets	3,060
Interest on plan assets	(138)	(148)	(77)
Interest on plan liabilities	116	121	67
Closing fair value of plan assets	2,927	3,060
UK Group plan [member] | Fair value of plan assets [member]
Disclosure of net defined benefit (liability) asset [line items]
Opening fair value of plan assets	3,060	3,088
Exchange differences	0	0
Interest on plan assets	138	148
Return on plan assets excluding interest	(144)	(48)
Contributions by employer	8	0
Contributions by employees	7	7
Benefits paid	(142)	(135)
Settlements	0	0
Closing fair value of plan assets	2,927	3,060	3,088
UK Group plan [member] | Present value of defined benefit obligation [member]
Disclosure of net defined benefit (liability) asset [line items]
Opening defined benefit obligation	(2,569)	(2,514)
Exchange differences	0	0
Current service cost	(17)	(16)
Past service cost	(13)	0
Administration expenses	(8)	(8)
Interest on plan liabilities	(116)	(121)
Actuarial losses – experience	(53)	(61)
Actuarial gains – demographic	38	52
Actuarial (losses)/gains – financial	160	(29)
Contributions by employees	(7)	(7)
Benefits paid	142	135
Settlements	0	0
Closing defined benefit obligation	(2,443)	(2,569)	(2,514)
Other plans [member] | Fair value of plan assets [member]
Disclosure of net defined benefit (liability) asset [line items]
Opening fair value of plan assets	107	104
Exchange differences	(2)	(6)
Interest on plan assets	5	5
Return on plan assets excluding interest	1	5
Contributions by employer	1	15
Contributions by employees	0	0
Benefits paid	(12)	(14)
Settlements	(16)	(2)
Closing fair value of plan assets	84	107	104
Other plans [member] | Present value of defined benefit obligation [member]
Disclosure of net defined benefit (liability) asset [line items]
Opening defined benefit obligation	(114)	(123)
Exchange differences	0	6
Current service cost	(2)	(2)
Past service cost	0	0
Administration expenses	0	0
Interest on plan liabilities	(5)	(6)
Actuarial losses – experience	0	(2)
Actuarial gains – demographic	0	0
Actuarial (losses)/gains – financial	2	(3)
Contributions by employees	0	0
Benefits paid	12	14
Settlements	16	2
Closing defined benefit obligation	£ (91)	£ (114)	£ (123)